25. OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Onerous obligation	[1]	R$ 5,777,175	R$ 5,817,130
Unearned revenues	[2]	1,524,112	1,704,420
Provisions for indemnities payable		532,000	640,661
Advances from customers		231,838	313,163
Consignment to third parties		37,303	41,249
Provision for asset decommissioning		18,836	18,101
Dividends and interest on capital		18,094	5,731
Other		554,768	404,455
Total		8,694,126	8,944,910
Current		1,391,530	1,410,744
Non-current		R$ 7,302,596	R$ 7,534,166

[1]	The Company and its subsidiaries are parties to a telecommunications signals transmission capacity supply agreement using submarine cables that connect North America and South America. Since (a) the agreement obligations exceed the economic benefits that are expected to be received throughout the agreement and (b) the costs are unavoidable, the Company and its subsidiaries recognized, pursuant to IAS 37, an onerous obligation measured at the lowest of net output cost of the agreement brought to present value.
[2]	Amounts received a prepayment for the assignment of the commercial operation and the use of infrastructure assets that are recognized in revenue for the agreements' effective period. Include also certification/installation rates of the service that are recognized in the revenue pursuant to the period that the services are used by the customers.